EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended					9 Months Ended		12 Months Ended	128 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Mar. 31, 2018 USD ($)	Sep. 21, 2017	Mar. 31, 2016 USD ($)	Apr. 30, 2012 USD ($)	May 31, 2020 USD ($)	May 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2020 USD ($)	Feb. 01, 2020 USD ($)	Feb. 01, 2020 ZAR (R)
Disclosure Of Exploration And Evaluation Asset [Line Items]
Non-controlling interest								$ 16,898		$ 15,451	$ 16,898
Capital commitments								46,461			46,461
Payments for exploration and evaluation expenses								$ 4,492	$ 6,139
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Proportion of ownership interest	37.05%				45.65%		37.00%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Amount committed towards pro rata share of remaining DFS costs	$ 5,000
Restricted Cash - Waterberg	$ 5,000
Payments for exploration and evaluation expenses											74,700
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	21.95%				28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement							$ 3,200
Acquisition of interest, work requirement, interest							37.00%
Capital commitments				$ 20,000
Proceeds from funds advanced for exploration and evaluation expenses				$ 6,000		$ 8,000
JOGMEC [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Decrease in proportion of ownership, interest sold	12.195%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Proportion of ownership interest	49.90%	49.90%						49.90%		49.90%
Purchase agreement amount | R		R 1.2
Non-controlling interest								$ 7,100		$ 6,900	7,100
Subsequent expenditures on non-JV property receivable								$ 4,100			$ 4,100
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	26.00%				26.00%		26.00%
Expense arising from exploration and evaluation of mineral resources							$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Decrease in proportion of ownership, interest sold	8.60%
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Proportion of ownership, purchase agreement amount	50.01%		50.01%
Purchase agreement amount	$ 34,800
Amount committed towards pro rata share of remaining DFS costs	$ 130,200
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Proportion of ownership interest							37.00%	37.05%		37.05%
Proportion of ownership and voting rights held by non-controlling interests							26.00%
Effective proportion of ownership interest in subsidiary	50.02%		50.02%
Waterberg JV Co. [Member] | Purchase and Development Option [Member]
Disclosure Of Exploration And Evaluation Asset [Line Items]
Work program estimated cost												$ 3,100	R 55.0